Basis of Presentation (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Operating loss	$ 7,046,014	$ 1,553,852	$ 10,068,339	$ 5,280,755	$ 8,890,820	$ 420,617
Cash in operations			2,315,672	514,137	2,060,576	(580,634)
Stockholders' deficit	338,018		338,018		6,326,189	(1,404,891)	$ (1,832,601)
Cash on hand	$ 2,843,996	$ 427,580	$ 2,843,996	$ 427,580	$ 967,943	$ 275,783	$ 106,316